Expense Example, No Redemption - FidelityInternationalSmallCapOpportunitiesFund-AMCIZPRO - FidelityInternationalSmallCapOpportunitiesFund-AMCIZPRO - Fidelity International Small Cap Opportunities Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor International Small Cap Opportunities Fund - Class A
Expense Example, No Redemption:
1 Year	$ 700
3 Years	963
5 Years	1,247
10 Years	2,053
Fidelity Advisor International Small Cap Opportunities Fund - Class C
Expense Example, No Redemption:
1 Year	208
3 Years	643
5 Years	1,103
10 Years	2,187
Fidelity Advisor International Small Cap Opportunities Fund - Class M
Expense Example, No Redemption:
1 Year	502
3 Years	822
5 Years	1,165
10 Years	2,131
Fidelity Advisor International Small Cap Opportunities Fund - Class I
Expense Example, No Redemption:
1 Year	107
3 Years	334
5 Years	579
10 Years	1,283
Fidelity Advisor International Small Cap Opportunities Fund - Class Z
Expense Example, No Redemption:
1 Year	91
3 Years	284
5 Years	493
10 Years	$ 1,096